FAIR VALUE OF ASSETS AND LIABILITIES - Significant unobservable inputs (Details) - Level 3 - Weighted-Average	Dec. 31, 2018
Discounted rates
Significant Unobservable Inputs
Available-for-sale investment (as a percent)	6.61
Volatility of underlying
Significant Unobservable Inputs
Available-for-sale investment (as a percent)	12.58
Cumulative redemption rate
Significant Unobservable Inputs
Available-for-sale investment (as a percent)	12.00
Cumulative prepayment rates
Significant Unobservable Inputs
Available-for-sale investment (as a percent)	6.00